ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2015	2016
	US$	US$
Salaries and social welfare payables	8,428	7,405
Taxes payables except for income taxes	1,728	313
Rental payables	378	334
Accrued legal and professional expenses	3,048	1,932
Accrued traveling and entertainment expenses	949	861
Accrued office related expense	3,023	2,157
Accrued interests payable in connection with convertible debts	3,231	5,458
Loan from the third parties	2,012	6,507
Others	1,864	4,264
Total	24,661	29,231